N-2	Nov. 05, 2025
Cover [Abstract]
Entity Central Index Key	0001978024
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	APOLLO S3 PRIVATE MARKETS FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The following risk factor is added under the “Risks – Other Risks” section of the Prospectus:
The IRS may disagree with the tax treatment of additional Shares purchased by the Adviser and/or its affiliates on behalf of certain investors or delivered by the Adviser and/or its affiliates to such investors.
The Adviser and/or its affiliates may purchase Shares on behalf of investors (or deliver to such investors shares from the assets of the Adviser and/or its affiliates) that contribute capital to the Fund through the purchase of Shares on or before June 30, 2025. The Fund intends to take the position that such additional Shares are issued in connection with the initial purchase of Shares before the end of the eligibility period and that the receipt of such additional Shares does not represent taxable income to any Shareholder. Accordingly, for U.S. federal income tax purposes, the Fund intends to take the position that upon receipt of such additional Shares, each Shareholder shall have an initial tax basis in such additional Shares equal to zero and a new holding period commencing on the day following the day on which any such additional Shares are issued.
No assurances can be provided that the tax treatment mentioned above will not be challenged by the IRS or that, if challenged, such tax treatment would be sustained. If such tax treatment is not sustained, the IRS may treat the receipt of such additional Shares as taxable income to the applicable Shareholders or may reapportion a Shareholder’s aggregate tax basis in Shares purchased on or before June 30, 2025, and such additional Shares. Shareholders should consult their own tax advisers regarding the tax consequences of the ownership of such additional Shares.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The IRS may disagree with the tax treatment of additional Shares purchased by the Adviser and/or its affiliates on behalf of certain investors or delivered by the Adviser and/or its affiliates to such investors.
The Adviser and/or its affiliates may purchase Shares on behalf of investors (or deliver to such investors shares from the assets of the Adviser and/or its affiliates) that contribute capital to the Fund through the purchase of Shares on or before June 30, 2025. The Fund intends to take the position that such additional Shares are issued in connection with the initial purchase of Shares before the end of the eligibility period and that the receipt of such additional Shares does not represent taxable income to any Shareholder. Accordingly, for U.S. federal income tax purposes, the Fund intends to take the position that upon receipt of such additional Shares, each Shareholder shall have an initial tax basis in such additional Shares equal to zero and a new holding period commencing on the day following the day on which any such additional Shares are issued.
No assurances can be provided that the tax treatment mentioned above will not be challenged by the IRS or that, if challenged, such tax treatment would be sustained. If such tax treatment is not sustained, the IRS may treat the receipt of such additional Shares as taxable income to the applicable Shareholders or may reapportion a Shareholder’s aggregate tax basis in Shares purchased on or before June 30, 2025, and such additional Shares. Shareholders should consult their own tax advisers regarding the tax consequences of the ownership of such additional Shares.